                                                       Deutsche Asset Management

European Equity Fund - Class A, B and C Shares

Supplement dated April 8, 2002 to the Prospectus dated February 28, 2002

The following replaces the `Portfolio Managers' section:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates, and in the future the Fund's Advisor will seek approval from the Fund's Board and shareholders to enter into a new sub-advisory agreement with one such affiliate, Deutsche Asset Management Investment Services Limited (DeAMIS). During the Interim Period prior to obtaining this approval and entering into the new agreement, certain of the Fund's portfolio managers will remain employees of DeAMIS or other Deutsche affiliates, and act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor. The disclosure below describes the Fund's portfolio managers who are responsible for the day-to-day management of the Fund's investments, and the capacity in which they will serve the Fund during and after the Interim Period.

Joseph Axtell, Vice President, Deutsche Asset Management and Co-Manager of the Fund.**

..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 2001, after four years of experience as senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio.
..    Prior experience includes Director, International Research at PCM
     International (1989-1996); Associate Manager, structured debt and equity group at Prudential Capital Corporation (1988-1989); Analyst at Prudential-Bache Capital Funding in London (1987-1988); Equity analyst in healthcare sector at Prudential Equity Management Associates (1985-1987).
..    Chartered Financial Analyst.
..    BS from University of Minnesota; attended the Investment Management
     Programme at the London Business School.

Joerg Breedveld, Managing Director, Deutsche Asset Management and Co-Manager of the Fund. +

..    Head of global portfolio selection team for Europe ex-UK and Euroland
     Equities, member of European portfolio selection team, European Mid-Cap Equity analyst and portfolio manager for German and Europe Equities:
     Frankfurt.
..    Joined Deutsche Asset Management International GmbH in 1991 as a portfolio manager, previously serving as investment advisor and financial analyst for German equities within Deutsche Bank Research.

Alexander (Sandy) Black, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Head of European Equity portfolio selection team, portfolio manager Europe ex-UK and Euroland Equity, and head of European Equity local research team:
     London.
..    Joined Deutsche Asset Management (International) Ltd. in 1994 after eight years of experience as portfolio manager/analyst at NM
     Rothschild and Invesco.
..    Fluent in French, German and Italian.
..    MA from Cambridge University.


                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Clare Brody, Director, Deutsche Asset Management and Co-Manager of the Fund.**

..    Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
..    Ten years of investment industry experience.
..    Chartered Financial Analyst.
..    BS, Cornell University.

Katrina Mitchell, Director, Deutsche Asset Management and Co-Manager of the Fund. +

..    Portfolio manager for European Equity and European ex-UK and Euroland
     Equity and member of the European Equity local research team: London.
..    Joined Deutsche Asset Management Ltd. in 1993 as a Graduate Trainee.
..    BA from Exeter University.

Nigel Ridge, Director, Deutsche Asset Management and Co-Manager of the Fund. +

..    Portfolio manager for UK Equity, European Equity, European ex-UK and
     Euroland Equity and UK Blue Chip Fund and member of UK and European Equity local research teams: London.
..    Joined Deutsche Asset Management Ltd. in 1994 after six years at Schroder
     Investment Management.
..    BSc from Loughborough University.

Michael Schmidt, Director, Deutsche Asset Management and Co-Manager of the
Fund.+

..    Head of global equity research team for Telecom Services sector and portfolio manager for European Equity and European ex-UK and Euroland
     Equity: Frankfurt.
..    Joined Deutsche Asset Management International GmbH in 1994 after two years of experience as a trainee for Deutsche Bank, Inglostadt.
..    Chartered Financial Analyst.
..    Hochschule fuer Bankwirtschaft (private banking college), Germany.


+ Currently an employee of a Deutsche Affiliate, serving as a Consultant to the Fund's Advisor. After the Interim Period, will serve as Co-Manager of the Fund.
**   After the Interim Period, will no longer serve as Co-Manager of the Fund.

               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP1734 (04/02)
CUSIPs: 61735K521
        61735K513
        61735K497

                                                       Deutsche Asset Management

European Equity Fund - Premier Class

Supplement dated April 8, 2002 to the Prospectus dated February 28, 2002

The following replaces the `Portfolio Managers' section:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates, and in the future the Fund's Advisor will seek approval from the Fund's Board and shareholders to enter into a new sub-advisory agreement with one such affiliate, Deutsche Asset Management Investment Services Limited (DeAMIS). During the Interim Period prior to obtaining this approval and entering into the new agreement, certain of the Fund's portfolio managers will remain employees of DeAMIS or other Deutsche affiliates, and act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor. The disclosure below describes the Fund's portfolio managers who are responsible for the day-to-day management of the Fund's investments, and the capacity in which they will serve the Fund during and after the Interim Period.

Joseph Axtell, Vice President, Deutsche Asset Management and Co-Manager of the Fund.**

..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 2001, after four years of experience as senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio.
..    Prior experience includes Director, International Research at PCM
     International (1989-1996); Associate Manager, structured debt and equity group at Prudential Capital Corporation (1988-1989); Analyst at Prudential-Bache Capital Funding in London (1987-1988); Equity analyst in healthcare sector at Prudential Equity Management Associates (1985-1987).
..    Chartered Financial Analyst.
..    BS from University of Minnesota; attended the Investment Management
     Programme at the London Business School.

Joerg Breedveld, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Head of global portfolio selection team for Europe ex-UK and Euroland
     Equities, member of European portfolio selection team, European Mid-Cap Equity analyst and portfolio manager for German and Europe Equities:
     Frankfurt.
..    Joined Deutsche Asset Management International GmbH in 1991 as a portfolio manager, previously serving as investment advisor and financial analyst for German equities within Deutsche Bank Research.

Alexander (Sandy) Black, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Head of European Equity portfolio selection team, portfolio manager Europe ex-UK and Euroland Equity, and head of European Equity local research team:
     London.
..    Joined Deutsche Asset Management (International) Ltd. in 1994 after eight years of experience as portfolio manager/analyst at NM Rothschild and Invesco.
..    Fluent in French, German and Italian.
..    MA from Cambridge University.


                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Clare Brody, Director, Deutsche Asset Management and Co-Manager of the Fund.**

.. Joined Deutsche Asset Management in 1993 and the Fund in December 1999. .. Ten years of investment industry experience.
..  Chartered Financial Analyst.
..  BS, Cornell University.

Katrina Mitchell, Director, Deutsche Asset Management and Co-Manager of the Fund. +

..  Portfolio manager for European Equity and European ex-UK and Euroland Equity
   and member of the European Equity local research team: London.
..  Joined Deutsche Asset Management Ltd. in 1993 as a Graduate Trainee.
..  BA from Exeter University.

Nigel Ridge, Director, Deutsche Asset Management and Co-Manager of the Fund. +

..  Portfolio manager for UK Equity, European Equity, European ex-UK and
   Euroland Equity and UK Blue Chip Fund and member of UK and European Equity local research teams: London.
..  Joined Deutsche Asset Management Ltd. in 1994 after six years at Schroder
   Investment Management.
..  BSc from Loughborough University.

Michael Schmidt, Director, Deutsche Asset Management and Co-Manager of the
Fund. +

.. Head of global equity research team for Telecom Services sector and portfolio manager for European Equity and European ex-UK and Euroland Equity:
   Frankfurt.
..  Joined Deutsche Asset Management International GmbH in 1994 after two years of experience as a trainee for Deutsche Bank, Inglostadt.
..  Chartered Financial Analyst.
..  Hochschule fuer Bankwirtschaft (private banking college), Germany.

+ Currently an employee of a Deutsche Affiliate, serving as a Consultant to the Fund's Advisor. After the Interim Period, will serve as Co-Manager of the Fund.
** After the Interim Period, will no longer serve as Co-Manager of the Fund.

               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPP1731 (04/02)
CUSIPs:  61732K39

                                                       Deutsche Asset Management


International Select Equity Fund - Class A, B and C Shares

Supplement dated April 8, 2002 to the Prospectus dated February 28, 2002

The following disclosure is added at the end of the `Portfolio Managers' section:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates. During the Interim Period prior to certain of the Fund's portfolio managers becoming employees of the Fund's Advisor and Co-Managers of the Fund, the following two portfolio managers will act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor.

Irene Cheng, Managing Director, Deutsche Asset Management, and Co-Manager of the Fund.

..    Head of EAFE Equity portfolio selection team: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1993, after six years of experience as private equity investor for The Blackstone Group and as equity analyst for Sanford C. Bernstein & Co., Inc. and prior experience in operations, finance and corporate planning at Exxon Corporation.
..    BA from Harvard/Radcliffe; MS from MIT; MBA from Harvard.

Marc Slendebroek, Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

..    Portfolio manager for EAFE Equities: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1994 after five years of experience as equity analyst at Kleinwort Benson Securities and at Enskilda Securities.
..    Fluent in English, Dutch, German, Swedish and Norwegian.
..    MA from University of Leiden, Netherlands.

Clare Brody, Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 1993.
..    Ten years of investment industry experience.
..    Chartered Financial Analyst.
..    BS, Cornell University.

               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPBDISE (04/02)
CUSIPs:    61735K489
           61735K471
           61735K463


                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

                                                       Deutsche Asset Management

International Select Equity Fund - Premier Class

Supplement dated April 8, 2002 to the Prospectus dated February 28, 2002

The following disclosure is added at the end of the `Portfolio Managers' section:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates. During the Interim Period prior to certain of the Fund's portfolio managers becoming employees of the Fund's Advisor and Co-Managers of the Fund, the following two portfolio managers will act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor.

Irene Cheng, Managing Director, Deutsche Asset Management, and Co-Manager of the Fund.

..    Head of EAFE Equity portfolio selection team: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1993, after six years of experience as private equity investor for The Blackstone Group and as equity analyst for Sanford C. Bernstein & Co., Inc. and prior experience in operations, finance and corporate planning at Exxon Corporation.
..    BA from Harvard/Radcliffe; MS from MIT; MBA from Harvard.

Marc Slendebroek, Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

..    Portfolio manager for EAFE Equities: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1994 after six years of experience as equity analyst at Kleinwort Benson Securities and at Enskilda Securities.
..    Fluent in English, Dutch, German, Swedish and Norwegian.
..    MA from University of Leiden, Netherlands.

Clare Brody, Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 1993.
..    Ten years of investment industry experience.
..    Chartered Financial Analyst.
..    BS, Cornell University.


               Please Retain This Supplement for Future Reference


Morgan Grenfell Investment Trust
SUPP1198 (04/02)
CUSIPs: 61735K570

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

                                                       Deutsche Asset Management

International Select Equity Fund, European Equity Fund
Investment Class

Supplement dated April 8, 2002 to the Prospectus dated February 28, 2002

The following disclosure is added at the end of the `Portfolio Managers' section for the International Select Equity Fund:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates. During the Interim Period prior to certain of the Fund's portfolio managers becoming employees of the Fund's Advisor and Co-Managers of the Fund, the following two portfolio managers will act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor.

Irene Cheng, Managing Director, Deutsche Asset Management, and Co-Manager of the Fund.

..    Head of EAFE Equity portfolio selection team: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1993, after six years of experience as private equity investor for The Blackstone Group and as equity analyst for Sanford C. Bernstein & Co., Inc. and prior experience in operations, finance and corporate planning at Exxon Corporation.
..    BA from Harvard/Radcliffe; MS from MIT; MBA from Harvard.

Marc Slendebroek, Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

..    Portfolio manager for EAFE Equities: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1994 after five years of experience as equity analyst at Kleinwort Benson Securities and at Enskilda Securities.
..    Fluent in English, Dutch, German, Swedish and Norwegian.
..    MA from University of Leiden, Netherlands.

Clare Brody, Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 1993.
..    Ten years of investment industry experience.
..    Chartered Financial Analyst.
..    BS, Cornell University.





                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

The following replaces the 'Portfolio Managers' section for the European Equity
Fund:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates, and in the future the Fund's Advisor will seek approval from the Fund's Board and shareholders to enter into a new sub-advisory agreement with one such affiliate, Deutsche Asset Management Investment Services Limited (DeAMIS). During the Interim Period prior to obtaining this approval and entering into the new agreement, certain of the Fund's portfolio managers will remain employees of DeAMIS or other Deutsche affiliates, and act as consultants to the Fund's Advisor. The disclosure below describes the Fund's portfolio managers who are responsible for the day-to-day management of the Fund's investments, and the capacity in which they will serve the Fund during and after the Interim Period.

Joseph Axtell, Vice President, Deutsche Asset Management and Co-Manager of the Fund.**

..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 2001, after four years of experience as senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio.
..    Prior experience includes Director, International Research at PCM
     International (1989-1996); Associate Manager, structured debt and equity group at Prudential Capital Corporation (1988-1989); Analyst at Prudential-Bache Capital Funding in London (1987-1988); Equity analyst in healthcare sector at Prudential Equity Management Associates (1985-1987).
..    Chartered Financial Analyst.
..    BS from University of Minnesota; attended the Investment Management
     Programme at the London Business School.

Joerg Breedveld, Managing Director, Deutsche Asset Management and Co-Manager of the Fund. +

..    Head of global portfolio selection team for Europe ex-UK and Euroland
     Equities, member of European portfolio selection team, European Mid-Cap Equity analyst and portfolio manager for German and Europe Equities:
     Frankfurt.
..    Joined Deutsche Asset Management International GmbH in 1991 as a portfolio manager, previously serving as investment advisor and financial analyst for German equities within Deutsche Bank Research.

Alexander (Sandy) Black, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Head of European Equity portfolio selection team, portfolio manager Europe ex-UK and Euroland Equity, and head of European Equity local research team:
     London.
..    Joined Deutsche Asset Management (International) Ltd. in 1994 after eight years of experience as portfolio manager/analyst at NM Rothschild and Invesco.
..    Fluent in French, German and Italian.
..    MA from Cambridge University.

Clare Brody, Director, Deutsche Asset Management and Co-Manager of the Fund.**

..    Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
..    Ten years of investment industry experience.
..    Chartered Financial Analyst.
..    BS, Cornell University.

Katrina Mitchell, Director, Deutsche Asset Management and Co-Manager of the Fund. +

..    Portfolio manager for European Equity and European ex-UK and Euroland
     Equity and member of the European Equity local research team: London.
..    Joined Deutsche Asset Management Ltd. in 1993 as a Graduate Trainee.
..    BA from Exeter University.

Nigel Ridge, Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Portfolio manager for UK Equity, European Equity, European ex-UK and
     Euroland Equity and UK Blue Chip Fund and member of UK and European Equity local research teams: London.
..    Joined Deutsche Asset Management Ltd. in 1994 after six years at Schroder
     Investment Management.
..    BSc from Loughborough University.

Michael Schmidt, Director, Deutsche Asset Management and Co-Manager of the Fund.
+

..    Head of global equity research team for Telecom Services sector and portfolio manager for European Equity and European ex-UK and Euroland
     Equity: Frankfurt.
..    Joined Deutsche Asset Management International GmbH in 1994 after two years of experience as a trainee for Deutsche Bank, Inglostadt.
..    Chartered Financial Analyst.
..    Hochschule fuer Bankwirtschaft (private banking college), Germany.

+ Currently an employee of a Deutsche Affiliate, serving as a Consultant to the Fund's Advisor. After the Interim Period, will serve as Co-Manager of the Fund.

** After the Interim Period, will no longer serve as Co-Manager of the Fund.

               Please Retain This Supplement for Future Reference


Morgan Grenfell Investment Trust
SUPPINVINTL (04/02)
CUSIPs:
International Select Equity Fund - 61735K695
European Equity Fund - 61735K679

                                                       Deutsche Asset Management

International Select Equity Fund, European Equity Fund, Emerging Markets Equity Fund Institutional Class

Supplement dated April 8, 2002 to the Prospectus dated February 28, 2002

The following disclosure is added at the end of the `Portfolio Managers' section for the International Select Equity Fund:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates. During the Interim Period prior to certain of the Fund's portfolio managers becoming employees of the Fund's Advisor and Co-Managers of the Fund, the following two portfolio managers will act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor.

Irene Cheng, Managing Director, Deutsche Asset Management, and Co-Manager of the Fund.

..    Head of EAFE Equity portfolio selection team: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1993, after six years of experience as private equity investor for The Blackstone Group and as equity analyst for Sanford C. Bernstein & Co., Inc. and prior experience in operations, finance and corporate planning at Exxon Corporation.
..    BA from Harvard/Radcliffe; MS from MIT; MBA from Harvard.

Marc Slendebroek, Vice President, Deutsche Asset Management, and Co-Manager of the Fund.

..    Portfolio manager for EAFE Equities: London.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1994 after five years of experience as equity analyst at Kleinwort Benson Securities and at Enskilda Securities.
..    Fluent in English, Dutch, German, Swedish and Norwegian.
..    MA from University of Leiden, Netherlands.

Clare Brody, Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 1993.
..    Ten years of investment industry experience.
..    Chartered Financial Analyst.
..    BS, Cornell University.

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

The following replaces the `Portfolio Managers' section for the European Equity
Fund:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates, and in the future the Fund's Advisor will seek approval from the Fund's Board and shareholders to enter into a new sub-advisory agreement with one such affiliate, Deutsche Asset Management Investment Services Limited (DeAMIS). During the Interim Period prior to obtaining this approval and entering into the new agreement, certain of the Fund's portfolio managers will remain employees of DeAMIS or other Deutsche affiliates, and act as consultants to the Fund's Advisor under the supervision of the Fund's Advisor. The disclosure below describes the Fund's portfolio managers who are responsible for the day-to-day management of the Fund's investments, and the capacity in which they will serve the Fund during and after the Interim Period.

Joseph Axtell, Vice President, Deutsche Asset Management and Co-Manager of the Fund.**

..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 2001, after four years of experience as senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio.
..    Prior experience includes Director, International Research at PCM
     International (1989-1996); Associate Manager, structured debt and equity group at Prudential Capital Corporation (1988-1989); Analyst at Prudential-Bache Capital Funding in London (1987-1988); Equity analyst in healthcare sector at Prudential Equity Management Associates (1985-1987).
..    Chartered Financial Analyst.
..    BS from University of Minnesota; attended the Investment Management
     Programme at the London Business School.

Joerg Breedveld, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Head of global portfolio selection team for Europe ex-UK and Euroland
     Equities, member of European portfolio selection team, European Mid-Cap Equity analyst and portfolio manager for German and Europe Equities:
     Frankfurt.
..    Joined Deutsche Asset Management International GmbH in 1991 as a portfolio manager, previously serving as investment advisor and financial analyst for German equities within Deutsche Bank Research.

Alexander (Sandy) Black, Managing Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Head of European Equity portfolio selection team, portfolio manager Europe ex-UK and Euroland Equity, and head of European Equity local research team:
     London.
..    Joined Deutsche Asset Management (International) Ltd. in 1994 after eight years of experience as portfolio manager/analyst at NM Rothschild and Invesco.
..    Fluent in French, German and Italian.
..    MA from Cambridge University.

Clare Brody, Director, Deutsche Asset Management and Co-Manager of the Fund.**

..    Joined Deutsche Asset Management in 1993 and the Fund in December 1999.
..    Ten years of investment industry experience.
..    Chartered Financial Analyst.
..    BS, Cornell University.

Katrina Mitchell, Director, Deutsche Asset Management and Co-Manager of the
Fund.+

..    Portfolio manager for European Equity and European ex-UK and Euroland
     Equity and member of the European Equity local research team: London.
..    Joined Deutsche Asset Management Ltd. in 1993 as a Graduate Trainee.
..    BA from Exeter University.

Nigel Ridge, Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Portfolio manager for UK Equity, European Equity, European ex-UK and
     Euroland Equity and UK Blue Chip Fund and member of UK and European Equity local research teams: London.
..    Joined Deutsche Asset Management Ltd. in 1994 after six years at Schroder
     Investment Management.
..    BSc from Loughborough University.

Michael Schmidt, Director, Deutsche Asset Management and Co-Manager of the Fund.
+

..    Head of global equity research team for Telecom Services sector and portfolio manager for European Equity and European ex-UK and Euroland
     Equity: Frankfurt.
..    Joined Deutsche Asset Management International GmbH in 1994 after two years of experience as a trainee for Deutsche Bank, Inglostadt.
..    Chartered Financial Analyst.
..    Hochschule fuer Bankwirtschaft (private banking college), Germany.

+ Currently an employee of a Deutsche Affiliate, serving as a Consultant to the Fund's Advisor. After the Interim Period, will serve as Co-Manager of the Fund.

**   After the Interim Period, will no longer serve as Co-Manager of the Fund.

The following replaces the `Portfolio Managers' section for the Emerging Markets Equity Fund:

In connection with the acquisition of Zurich Scudder Investments, Inc. by Deutsche Bank AG, Deutsche Bank will be consolidating its investment operations. As part of this process, investment personnel will be moved among Deutsche advisory affiliates. During the Interim Period prior to certain of the Fund's portfolio managers becoming employees of the Fund's Advisor and Co-Managers of the Fund, these portfolio managers will remain employed by other Deutsche affiliates and act as consultants to the Fund's Advisor. The disclosure below describes the Fund's portfolio managers who are responsible for the day-to-day management of the Fund's investments, and the capacity in which they will serve the Fund during and after the Interim Period.

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Matthew Linsey, Head of Emerging Markets, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund.

..    Joined the investment advisor in 2000.
..    London emerging markets equities, Investment Manager and Global Strategist,
     Baring Asset Management; 1994-1997.
..    London and Hong Kong Global fund manager, Chase Asset Management;
     1989-1994.
..    18 years of investment industry experience.
..    MBA, University of Michigan.
..    BA, Economics, Rutgers University, Magna Cum Laude.

Bryan Collings, Director, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 2001.
..    Prior to that, Head of Europe, Middle East and Africa with WestLB Asset
     Management; 1998-2001.
..    Fund Manager of balanced, segregated pension funds and focused on sector research at Liberty Asset Management in Johannesburg; 1994-1998.
..    8 years of investment industry experience.
..    Charted Financial Analyst.
..    BA and MA in Economics (Hons) from the University of Steenbosch.

Andrew Ness, Portfolio Manager, Deutsche Asset Management and Co-Manager of the Fund.

..    Joined the investment advisor in 2001.
..    Prior to that, analyst focusing on Emerging Europe, the Middle East and
     North Africa with Murray Johnstone; 1994-2001.
..    Eight years of investment industry experience.
..    BA (Hons) and MSc in Economics from the University of Strathclyde.

Curtis Butler, Vice President, Deutsche Asset Management and Co-Manager of the Fund.+

..    Portfolio manager for Latin American Equity: New York.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 2000, having since been responsible for equity research and analysis in Latin America, after eight years of experience with Latin American Equity portfolios at Chase Asset Management, Emerging Markets Group at Lazard Freres and in the banking division of the New York Fed.
..    Charted Financial Analyst.
..    BA from Union College; MA from SAIS of John Hopkins University.

Tara C. Kenney, Senior Vice President, Deutsche Asset Management and Co-Manager of the Fund.+

..    Portfolio manager for Alpha Emerging Markets Equity and Latin American
     Equity and co-lead manager for Scudder Latin America, Global Emerging Markets and Alpha Emerging Markets Funds: Boston.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1995, previously served as lead manager for Kemper Latin America, Scudder Latin American Investment Trust, Scudder Global Opportunities Latin America and various institutional accounts, after 16 years of experience in financial transaction management for Latin American Merchant Banking group of Bankers Trust and financial analyst and relationship manager at Chase Manhattan Bank.
..    BA from University of Notre Dame; MBA from New York University.

Paul H. Rogers, Senior Vice President, Deutsche Asset Management and Co-Manager of the Fund.+

..    Head of portfolio selection team for Latin America Equity and portfolio manager for Core Emerging Markets Equity: Boston.
..    Joined Deutsche Investment Management Americas Inc. (formerly, Zurich
     Scudder Investments, Inc.) in 1994, having since served as lead portfolio manager for Scudder Latin America Fund, The Argentina Fund and The Brazil Fund, after nine years of experience in the Latin American Group at Chemical Bank, New York and Mexico.
..    Chartered Financial Analyst.
..    BA from University of Vermont; MBA from New York University.

Andrew Stubing, Director, Deutsche Asset Management and Co-Manager of the Fund.+

..    Head of both global portfolio selection team for Asia ex-Japan Equity and
     Asian local research team, portfolio manager for Pacific Basin Equity and Core Emerging Markets Equity: Singapore.
..    Joined Deutsche Asset Management (Asia) Ltd. in 1994, having since served as fund manager in the Sydney office, after seven years of experience as portfolio manager and analyst for AMP Investments.
..    Bachelor of Business from University of Technology, Sydney.

+ Currently an employee of a Deutsche Affiliate, serving as a Consultant to the Fund's Advisor. After the Interim Period, will serve as Co-Manager of the Fund.

               Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust
SUPPINSTINTL (04/02)
CUSIPs:
International Select Equity Fund - 61735K604
European Equity Fund - 61735K307
Emerging Markets Equity Fund - 61735K109